MAJOR CUSTOMERS (Details) (Revenues, Customer concentration)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shell
Major customers
Concentration percentage	32.00%	10.00%	0.00%
Trafigura
Major customers
Concentration percentage	14.00%	14.00%	0.00%
DPI
Major customers
Concentration percentage
Plains Marketing, LP
Major customers
Concentration percentage	11.00%	16.00%	33.00%
Clearfield Energy
Major customers
Concentration percentage	7.00%	16.00%	23.00%
Ergon Oil
Major customers
Concentration percentage	5.00%	13.00%	19.00%